8. Share-based payments (Details Narrative) - USD ($)	1 Months Ended								3 Months Ended				9 Months Ended			12 Months Ended
	Jun. 28, 2017	Mar. 31, 2017	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	May 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Apr. 30, 2016	Feb. 28, 2016
Issuance of common stock							240,000				5,000,000	60,000
Share issued, term					through February 2016
Recorded expense												$ 31,200
Purchase of warrants					150,000
Warrant exercise price			$ 0.40		$ 0.18															$ 0.30	$ 0.22
Warrant exercise period					1 year
Common Stock issued for services, Shares		25,000
Common Stock issued for services, Value													$ (115,329)	$ (332,090)		$ (337,090)	$ (602,507)
Revenue
Restricted common stock shares and warrants issuable					1,675,000
Restricted common stock share description					The Company agreed to issue 50,000 restricted common shares and 150,000 one year warrants each month for three months. Thereafter, we agreed to issue 100,000 restricted common shares and 100,000 warrants each month for the duration of the renewed agreement. A total of 2,000,000 restricted common shares and warrants are due to be issued under the renewed agreement
Purchase price of shares					$ 0.38
Warrants [Member]
Purchase of warrants					300,000
Investor relations agreement [Member]
Recorded expense																70,151	61,200	$ 91,800
Minimum [Member]
Common stock warrants maximum contractual term													3 years
Maximum [Member]
Common stock warrants maximum contractual term													5 years
Employee stock options Market price-based [Member]
Recorded expense																	$ 7,950,000
Legal Settlement Replacement Warrants [Member]
Recorded expense																$ 423,973
Purchase of warrants																			7,000,000
Reduce in fair value of warrants issuance exercise price																			from $0.35 to $0.75 per warrant
Description of all replacement warrants																All of the replacement warrants have an exercise price of $0.25, while 6,000,000 expire in January 2017 and 1,000,000 expired in December 2015.
Legal Settlement Replacement Warrants [Member] | Minimum [Member]
Warrant exercise price																			$ 0.35
Warrants Expiration Date																			Apr. 30, 2015
Legal Settlement Replacement Warrants [Member] | Maximum [Member]
Warrant exercise price																			$ 0.75
Warrants Expiration Date																			Apr. 30, 2017
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member]
Recorded expense								$ 200,379
Purchase of warrants								400,000
Warrant exercise price								$ 2.50
Warrant exercise period								5 years
Fair value of warrants																$ 352,000		179,964
Recognized expense																		$ 200,379
Change in fair value as reduction of expense												$ 20,415			$ 20,415
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member] | First Issuance [Member]
Change in fair value of warrants issuance					decreased from $188,525 to $54,950.	increased from $180,484 to $188,525.
Reduce in fair value of warrants issuance exercise price					reduced from $0.45 to $0.30.	reduced to $0.45.
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member] | Second Issuance [Member]
Purchase of warrants								400,000
Warrant exercise price								$ 2.50
Warrant exercise period								1 year
Change in fair value of warrants issuance					decreased from $203,569 to $74,464.	increased from $203,010 to $203,569.
Reduce in fair value of warrants issuance exercise price					reduced from $0.45 to $0.30	reduced to $0.45.
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member]
Warrant exercise price									$ 1.00				$ 1.00			$ 1.00
Warrant exercise period																3 years
Common Stock issued for services, Shares									60,000	60,000
Fair value of warrants													$ 2,586,000			$ 2,586,000
Common stock warrants under the service condition vested																240,000	240,000
Recognized expense									$ 6,118	$ 18,392						$ 20,933	$ 52,056
Fair value unvested common stock warrants																2,000,000
Unrecognized expense																$ 84,693
Remaining service award expense term																6 months
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member] | Condition One [Member]
Revenue													$ 1,000,000
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member] | Condition Two [Member]
Common Stock issued for services, Shares													45,945
Revenue													$ 3,000,000
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member] | Condition Three [Member]
Common Stock issued for services, Shares													60,000
Nonemployee Common stock warrants - Service and performance conditions [Member] | Maximum [Member] | UPT management agreement [Member] | Condition Two [Member]
Revenue													$ 100,000,000
Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Recorded expense	$ 27,727
Purchase of warrants	500,000
Warrant exercise price	$ 0.07
Warrant exercise period	3 years
Common stock warrants maximum contractual term																5 years
Nonemployee Common stock [Member]
Common Stock issued for services, Shares																2,859,090	175,000
Common Stock issued for services, Value																$ 360,000	$ 31,300
Nonemployee Common stock [Member] | Condition One [Member]
Revenue													100,000,000
Nonemployee Common stock [Member] | Condition Two [Member]
Revenue													100,000,000
Nonemployee Common stock [Member] | UPT management agreement [Member]
Fair value of unearned shares of common stock																$ 58,500
Nonemployee Common stock [Member] | Financial advisory agreements [Member]
Fair value of unearned shares of common stock											$ 1,000,013
Issuance of common stock											333,332
Share issued, term											through June 2016.
Recorded expense											$ 510,007
Additional remaining shares to be issued											3,999,987
Nonemployee Common stock [Member] | Investor relations agreement [Member]
Issuance of common stock							60,000
Share issued, term					through February 2016		through May 2015.
Shareholder fees			$ 102,000		$ 25,000
Purchase of warrants			575,000		150,000
Warrant exercise price			$ 0.40		$ 0.18
Warrant exercise period					1 year
Restricted common stock share issued			425,000
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Board of Directors [Member]
Recorded expense									$ 81,222				$ 81,222
Purchase of warrants									200,000				200,000
Warrant exercise price									$ 0.08536				$ 0.08536
Warrant exercise period													3 years
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Financing advisory services [Member]
Recorded expense					$ 64,000
Purchase of warrants					2,533,000
Warrant exercise price					$ 0.30
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Financing Advisory Service [Member] | Additional Warrants [Member]
Recorded expense					$ 246,500
Purchase of warrants					1,266,503
Warrant exercise price					$ 0.30
Share-based payment award expiration period					5 years
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Board of Advisors [Member]
Issuance of common stock				200,000
Recorded expense				$ 134,890
Purchase of warrants				400,000
Warrant exercise price				$ 0.27
Warrant exercise period				3 years
Excercise price of common stock				$ 0.31
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Minimum [Member] | Financing Advisory Service [Member]
Warrant exercise price					$ 0.56
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Maximum [Member]
Common stock warrants maximum contractual term													5 years
Nonemployee Common Stock Warrants - Fully-Vested Upon Issuance [Member] | Maximum [Member] | Financing Advisory Service [Member]
Warrant exercise price					$ 2.50